Loans, net - Summary of classification of direct loan portfolio (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of loans receivables [line Items]
Direct loans	S/ 51,829,932	S/ 50,415,364
Commercial loans [member]
Summary of loans receivables [line Items]
Direct loans	22,897,732	22,770,495
Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	15,248,665	15,036,411
Mortgage loans [member]
Summary of loans receivables [line Items]
Direct loans	11,400,784	10,571,300
Small and micro-business loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 2,282,751	S/ 2,037,158